Stockholders' Equity (Deficit) (Details Textual) (USD $)	2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	14 Months Ended		2 Months Ended		1 Months Ended		1 Months Ended		3 Months Ended		1 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Mar. 26, 2014	Dec. 31, 2012 DvineWave Holdings LLC [Member]	Nov. 08, 2012 DvineWave Holdings LLC [Member]	May 31, 2013 MS Investments [Member]	May 07, 2013 MS Investments [Member]	Jan. 31, 2013 Michael Leabman [Member]	Jan. 28, 2013 Michael Leabman [Member]	Mar. 31, 2013 Absolute Ventures LLC [Member]	Mar. 04, 2013 Absolute Ventures LLC [Member]	Apr. 30, 2014 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Sep. 30, 2014 Common Stock [Member]	Mar. 07, 2014 Common Stock [Member]	Sep. 30, 2014 IPO [Member]	Apr. 02, 2014 IPO [Member]	Sep. 30, 2014 Over-Allotment Option [Member]	Sep. 30, 2014 Initial Public Offering Warrant [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	18,000,000	50,000,000			50,000,000		40,000,000	40,000,000	60,000,000
Preferred Stock, Shares Authorized	5,000,000	10,000,000			10,000,000		0	0	10,000,000
Stock Issued During Period, Shares, New Issues										1,924,813		20,050		80,201		668,337				4,600,000				600,000
Shares Issued, Price Per Share											$ 0.0052		$ 0.24		$ 0.0052		$ 0.24						$ 6.00
Proceeds from Issuance or Sale of Equity																				$ 1,000,000		$ 25,214,596
Payments for Underwriting Expense																						177,404
Proceeds from Issuance Initial Public Offering					24,872,170	0																24,783,851
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	3,060,301	3,210,126		3,060,301	3,210,126	3,525,907																		460,000
Investment Warrants, Exercise Price							$ 2.49																		$ 7.50
Stock Issued During Period, Shares, Issued for Services																				210,527
Sale of Stock, Price Per Share																					$ 0.0001
Proceeds from Other Equity					900,000	0												700,000	300,000	700,000
Payments for Commissions					100,000
Sale of Equity Lock up Period					1 year
Sale of Equity Voting Control Period				1 year	1 year
Proceeds from Issuance of Common Stock	10,000				0	165,217	200,681	210,681		10,000		4,800		417		160,000						24,800,000
Common Stock, Discount on Shares																							2,208,000
Payments of Stock Issuance Costs																						$ 430,745
Warrants Expiration Date																									Apr. 02, 2024